Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Short-term investments maturity, description	Ninety days or less	Ninety days or less
Deferred offering costs	$ 0	$ 743,000	$ 0
Estimated useful life	5 years	5 years
Impairment losses on long-lived assets	0	0
Percentage of likelihood to be realized upon ultimate settlement, description	50.00%	50.00%
Quoted prices in active markets, Level 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents carried at fair value	$ 100,000,000	$ 26,501,000	$ 8,001,000